Share-based payment plans - Movements in number and restricted shares awards (Details) - Restricted share awards (RSA) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	634,720	0	0
Granted during the year	1,002,650	634,720	0
Forfeited during the year	(15,200)	0	0
Vested during the year	(155,004)	0	0
Outstanding at period end	1,467,166	634,720	0